Other non-current assets	12 Months Ended
Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Other non-current assets	Other non-current assets
Other non-current assets consist of the following (in USD thousands):

	December 31,
	2022	2021
Research tax credit receivable	$3,342	$2,295
Guarantee deposit	941	1,405
Total	$4,283	$3,700